Cover	Feb. 11, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2021
Entity File Number	001-34702
Entity Registrant Name	SPS COMMERCE, INC.
Entity Central Index Key	0001092699
Entity Tax Identification Number	41-2015127
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 South Seventh Street, Suite 1000
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402
City Area Code	612
Local Phone Number	435-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	SPSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false